UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460

                          Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2016 through November 30, 2017


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                         Pioneer Select
                         Mid Cap Growth Fund

--------------------------------------------------------------------------------
                         Annual Report | November 30, 2017
--------------------------------------------------------------------------------

                         Ticker Symbols:

                         Class A     PGOFX
                         Class C     GOFCX
                         Class K     PSMKX
                         Class R     PGRRX
                         Class Y     GROYX

                         [LOGO]   Amundi Pioneer
                                  ==============
                                ASSET MANAGEMENT
                        visit us: www.amundipioneer.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                             10

Prices and Distributions                                                      11

Performance Update                                                            12

Comparing Ongoing Fund Expenses                                               17

Schedule of Investments                                                       19

Financial Statements                                                          27

Notes to Financial Statements                                                 36

Report of Independent Registered Public Accounting Firm                       44

Additional Information                                                        45

Trustees, Officers and Service Providers                                      48

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 1

President's Letter

Robust, synchronized global economic growth and rising corporate profits drove strong performance in both the credit and equity markets for the first three quarters of 2017. U.S. stocks, as measured by the Standard & Poor's 500 Index, had returned 14.23% from January 1, 2017, through September 30, 2017. Fixed-income markets, while not generating the same dazzling returns as equities, held their own, led by high-yield securities, which produced a return of 7.05% in the U.S., as measured by the ICE Bank of America Merrill Lynch U.S. High Yield Index. Meanwhile, the Bloomberg Barclays U.S. Aggregate Bond Index returned 3.14% for the first three quarters of calendar year 2017.

Continued strong employment numbers and higher consumer confidence, together with solid global economic growth and a depreciating U.S. dollar contributed to better-than-expected U.S. gross domestic product (GDP) growth of more than 3% in both the second and third quarters of 2017. Outside the U.S., economic growth also surprised to the upside across the Euro zone, China, and Japan. Meanwhile, despite higher oil and commodities prices, inflation continued to be moderate, both in the U.S. and globally, enabling major non-U.S. central banks to maintain their easy monetary policies. As expected, however, the U.S. Federal Reserve System (the Fed) began tapering its balance sheet in October. The Fed also appears primed to raise interest rates a few more times in 2018, as it continues to withdraw monetary stimulus.

As we transition into 2018, we believe the U.S. economy will experience modest growth in the short term, depending on the mix of economic policies enacted as the country moves away from monetary stimulus (driven by the Fed) and toward fiscal stimulus (including tax reform) as well as lighter regulatory burdens. Meanwhile, corporate earnings remain solid and we think they will improve even further, despite the possibility of some pressure from wage increases. In addition, it is our view that the economy will continue to grow and that we may begin to see a modest upturn in inflation. In that scenario, we anticipate that the Fed will continue to raise interest rates.

While economic and market conditions appear solid, there are always risks to consider that could dampen the outlook. Geopolitical concerns, such as increased tensions with North Korea, and continued political gridlock in Washington are just some of the risks that could lead to increased market volatility.

2 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

It is for those reasons that we at Amundi Pioneer continue to believe that investors can benefit from the experience and tenure of our investment teams who make active and informed decisions across our funds.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
November 30, 2017

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 3

Portfolio Management Discussion | 11/30/17

In the following interview, Ken Winston discusses the market environment and the factors that affected the performance of Pioneer Select Mid Cap Growth Fund during the 12-month period ended November 30, 2017. Mr. Winston, a senior vice president at Amundi Pioneer Asset Management, Inc. ("Amundi Pioneer"), and lead portfolio manager of the Fund, is responsible for the day-to-day management of the Fund's portfolio, along with Shaji John, a vice president and a portfolio manager at Amundi Pioneer, and David Sobell, a vice president and portfolio manager at Amundi Pioneer.

Q How did the Fund perform during the 12-month period ended November 30, 2017?

A Pioneer Select Mid Cap Growth Fund's Class A shares returned 27.90% at net asset value during the 12-month period ended November 30, 2017, while the Fund's benchmark, the Russell Midcap Growth Index, returned 25.03%. During the same 12-month period, the average return of the 403 mutual funds in Lipper's Mid-Cap Growth Funds category was 24.26%, and the average return of the 613 mutual funds in Morningstar's Mid Cap Growth Funds category was 23.75%.

Q How would you describe the investment environment in the equity market during the 12-month period ended November 30, 2017?

A The 12-month period was a strong one for the domestic equity market, with very positive returns driven by improved business and consumer confidence levels as well as strong corporate earnings, which showed solid year-over-year gains in each quarter of the period. The Standard & Poor's 500 Index (the S&P 500), a measure of broader, large-cap domestic stocks, returned 22.86% for the 12-month period, outperforming both mid-cap stocks, which returned 18.51% as measured by the S&P Mid Cap 400 Index, and small-cap stocks, as measured by the Russell 2000 Index, which returned 18.32%.

     Within the mid-cap universe, growth stocks significantly outpaced value stocks, as the Russell Midcap Growth Index, the Fund's benchmark, posted a 25.03% return, easily outdistancing the 13.95% return of the Russell Midcap Value Index during the 12-month period. This represented a complete reversal from the previous 12-month period (ended 11/30/16), during which the Russell Midcap Growth Index returned 4.54% and the Russell Midcap Value Index returned 14.25%.

     Although the U.S. Federal Reserve (the Fed) increased the discount rate three times during the 12-month period (December 2016, March 2017, and June
     2017), interest rates continued to be very low by historical standards,

4 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 and some investors have cheered what appears to be a "Goldilocks" environment, in which the U.S. has a reasonable level of economic growth combined with contained inflation measures (that is, not too hot and not too cold). The yield on the 10-year U.S. Treasury note began the period near 2.4%, and ended the period at the same 2.4% level, signaling that inflation expectations remain muted. Meanwhile, U.S. gross domestic product
     (GDP) accelerated during the period, with the second and third calendar quarters of 2017 showing an annualized growth rate above 3%. Signs of economic strength outside the U.S. - particularly in Europe - were another factor supporting equity market returns, thus setting up a scenario of synchronized global economic growth, which has not been seen for quite some time.

     Given an overall backdrop of accelerating domestic economic growth, synchronized global growth in other developed markets, stable long-term interest rates, strong business and consumer confidence, strong labor markets with a continued, gradual decline in unemployment, and a growing expectation of reduced regulations and lower future corporate taxes, the equity market was a good place to be for investors during the 12-month period.

Q Which sector allocation decisions had the greatest effects on the Fund's benchmark-relative performance during the 12-month period ended November 30, 2017?

A Within the Russell Midcap Growth Index (the Russell Index), the best-performing sectors during the period were information technology, up 39%, health care, up 35%, and financials, also up 35%. The worst performers in the Russell Index were energy, which was down nearly 10%, and telecommunication services, which returned just over 2%. Consumer staples and consumer discretionary, while positive, still lagged the top-performing sectors in the Fund's benchmark by a wide margin, returning 7% and 11%, respectively.

     Given those returns, sector allocation was essentially a neutral factor in the Fund's benchmark-relative performance during the period, as the combined benefits of the portfolio's overweight to the outperforming information technology sector and an underweight to the underperforming consumer discretionary sector were entirely offset by the negative effects of the portfolio's overweight to energy, by far the worst performer in the Russell Index over the 12-month period.

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 5

Q How did stock selection results factor into the Fund's benchmark-relative performance during the 12-month period ended November 30, 2017?

A Positive stock selection results were responsible for all of the Fund's outperformance relative to the Russell Index during the period. In particular, the Fund's stock selection results in health care, information technology, and consumer discretionary significantly outpaced the benchmark's results. Meanwhile, stock selection in financials and consumer staples detracted slightly from benchmark-relative returns, while relative performance was essentially neutral against the Russell Index in other sectors. Overall, strong stock selection in health care, information technology, and consumer discretionary more than offset the weakness in financials and consumer staples.

Q Which individual portfolio positions contributed the most to the Fund's benchmark-relative returns during the 12-month period ended November 30, 2017?

A In information technology, positive stock selection results were broad-based, with strong picks in semiconductors and in software and services leading the way. In semiconductors, positions in Micron Technology and Lam Research were the Fund's two top performers within the group. Shares of Micron, a leading provider of memory semiconductors, advanced strongly over the period as the company posted multiple positive quarterly earnings reports and investors began to appreciate the generally favorable industry fundamentals for memory semiconductors. The industry has consolidated and competitors are acting more rationally, which has benefited pricing, while demand for memory is outstripping supply in multiple areas of the information technology sector. Lam Research is a leading provider of semiconductor capital equipment, particularly for the critical etch-and-deposition semiconductor manufacturing processes. Lam's shares appreciated during the period after the company reported strong revenue and earnings growth derived from market-share gains driven by new, innovative products. In software and services, the Fund's two best-performing holdings were CoStar Group and HubSpot. CoStar is the leading software and information provider to the commercial real estate market. The company's shares appreciated during the period in response to solid sales growth and strong business execution. HubSpot provides a leading cloud-based marketing and sales software platform to medium and small businesses. HubSpot's share price also benefited from strong sales growth as well as good execution on new product offerings.

     In consumer discretionary, holdings of Panera Bread and Live Nation Entertainment were the biggest contributors to the Fund's benchmark-relative returns in the sector during the period. Shares of Panera, owner and

6 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 franchiser of bakery cafes, appreciated sharply over the 12 months after the company agreed to an acquisition by JAB Holdings, an international, privately held business group that invests in companies with premium brands in the consumer category. We exited the Fund's position in Panera after the acquisition was announced. Live Nation, producer of live events and seller of event tickets through Ticketmaster, reported strong financial results over multiple quarters, thus boosting the company's share price. Live Nation has benefited from consumers' increased desire to spend on "experiences." We believe the company's scale and its relationships in the live-event ecosystem as well as the secular tailwinds in both concert and sponsorship spending favorably positions Live Nation for continued growth.

     In health care, the positions that contributed the most to the Fund's benchmark-relative performance during the period were Align Technology, Exact Sciences, and Vertex Pharmaceuticals. With its "Invisalign" system, Align Technology dominates the market for clear teeth-alignment products. The company's shares appreciated during the period after it demonstrated strong earnings growth and impressive innovation, which we believe should also benefit future earnings. We believe Align's competitive advantage which is built around clinical effectiveness - is powerful and that the company's runway for growth remains significant, given that clear-aligner utilization is still low when compared with its potential, in our opinion. Exact Sciences has commercialized a non-invasive molecular screening test for the early detection of colorectal cancer. Exact's core screening test product, Cologuard, was launched in late 2014, but patient use of the product has only recently accelerated. Exact's shares advanced sharply during the period as the company reported strong revenue growth from increased patient use of Cologuard after additional medical insurance companies began covering reimbursement for use of the screening test. We expect other major medical insurers, including UnitedHealth Group and Aetna, to also begin reimbursing for the Cologuard test, which in turn may lead more physicians to order ColoGuard for their patients. Such a development would reverse the obstacle that existed for years, which was lack of commercial insurance coverage of the test. Shares of Vertex Pharmaceuticals, the clear leader in therapies for the treatment of cystic fibrosis, appreciated over the 12 months after the company delivered exceptional data on three of its cystic fibrosis assets (VX152, VX440, VX659), thus improving Vertex's prospects for devising a much-sought-after triple-combination treatment regimen. Early data for the three therapies, when independently combined with Tezacaftor-Ivacaftor, showed a double-digit improvement in lung function compared with a placebo. That was above expectations, which were for a mid-single-digit improvement in lung function.

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 7

Q Which individual portfolio positions detracted the most from the Fund's benchmark-relative returns during the 12-month period ended November 30, 2017?

A The worst-performing portfolio holdings relative to the Fund's benchmark during the period were Acuity Brands (industrials), Alder
     Biopharmaceuticals (health care), Continental Resources (energy), and Dollar Tree (consumer discretionary).

     Acuity Brands is a distributor of lighting-and-control systems for commercial and residential applications. Acuity's shares declined over the 12-month period as the company missed on sales and earnings expectations, which management blamed on unexpected slowdowns in small projects. We trimmed the Fund's position in Acuity Brands, but maintained a holding as of period-end. Alder Biopharmaceuticals is a clinical-stage biotech company focused on antibodies, with a lead drug (ALD304) that is in Phase III trials for migraine prevention. Alder's share price declined after a competitor's experimental drug for migraine prevention cleared a late-stage study, suggesting potentially greater-than-expected future competition in that area. We exited the Fund's Alder position during the period. Continental Resources is an exploration-and-production (E&P) company with a concentration in the Bakken shale of North Dakota and Montana. The company's shares declined over the 12 months as investors sold off the entire energy sector, particularly E&P companies. We sold the Fund's position in Continental during the period. Finally, the Fund's position in Dollar Tree, a discount variety store chain, underperformed during the period as investors became concerned about heated competition in the discount arena, and about the negative impact of price deflation on various food items. We have retained the Fund's holding in Dollar Tree.

Q    What is your outlook as the Fund heads into a new fiscal year?

A We have a constructive view of domestic equities overall, given other investment alternatives. We believe the current business cycle still has legs: the lack of inflation should keep interest rates low; the global economy is synchronizing; businesses confidence has improved; the consumer is in good shape; businesses seem likely to increasingly invest in capital projects to boost productivity; equity valuations are not unreasonable if interest rates do remain relatively low; and corporate earnings should benefit from lower corporate tax rates.

     In an environment of reasonable economic growth, favorable interest rates, growth tailwinds in multiple industry groups, and prospects for an acceleration in mergers and acquisitions, we believe mid-cap equities stand

8 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 to benefit. We feel market participants will be willing to pay a premium for shares of companies that can exhibit sustainable growth characteristics and innovation -- characteristics found in the types of equities that we favor holding in the Fund's portfolio.

Please refer to the Schedule of Investments on pages 19-26 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than investments in larger, more established companies.

When interest rates rise, the prices of fixed-income securities in the fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the fund will generally rise.

The portfolio invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 9

Portfolio Summary | 11/30/17

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Common Stocks                                                             100.0%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Information Technology                                                     23.2%
Health Care                                                                19.7%
Consumer Discretionary                                                     19.5%
Industrials                                                                18.0%
Financials                                                                  7.4%
Materials                                                                   5.1%
Consumer Staples                                                            3.6%
Energy                                                                      2.1%
Real Estate                                                                 1.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Align Technology, Inc.                                                 2.59%
--------------------------------------------------------------------------------
 2. Total System Services, Inc.                                            1.87
--------------------------------------------------------------------------------
 3. Micron Technology, Inc.                                                1.76
--------------------------------------------------------------------------------
 4. CoStar Group, Inc.                                                     1.65
--------------------------------------------------------------------------------
 5. Centene Corp.                                                          1.63
--------------------------------------------------------------------------------
 6. Ross Stores, Inc.                                                      1.61
--------------------------------------------------------------------------------
 7. United Rentals, Inc.                                                   1.52
--------------------------------------------------------------------------------
 8. Exact Sciences Corp.                                                   1.49
--------------------------------------------------------------------------------
 9. ServiceNow, Inc.                                                       1.45
--------------------------------------------------------------------------------
10. Lam Research Corp.                                                     1.44
--------------------------------------------------------------------------------

* This list excludes temporary cash investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

10 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Prices and Distributions | 11/30/17

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                       11/30/17                      11/30/16
--------------------------------------------------------------------------------
           A                          $41.43                        $35.13
--------------------------------------------------------------------------------
           C                          $30.53                        $26.82
--------------------------------------------------------------------------------
           K                          $41.95                        $35.41
--------------------------------------------------------------------------------
           R                          $39.93                        $34.10
--------------------------------------------------------------------------------
           Y                          $44.72                        $37.62
--------------------------------------------------------------------------------

Distributions per Share: 12/1/16-11/30/17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            Net
                        Investment          Short-Term         Long-Term
         Class            Income           Capital Gains      Capital Gains
--------------------------------------------------------------------------------
           A              $   --              $0.3518           $3.1414
--------------------------------------------------------------------------------
           C              $   --              $0.3518           $3.1414
--------------------------------------------------------------------------------
           K              $   --              $0.3518           $3.1414
--------------------------------------------------------------------------------
           R              $   --              $0.3518           $3.1414
--------------------------------------------------------------------------------
           Y              $   --              $0.3518           $3.1414
--------------------------------------------------------------------------------

Index Definition
--------------------------------------------------------------------------------
The Russell Midcap Growth Index is an unmanaged index that measures the performance of U.S. mid-cap growth stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 12-16.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 11

Performance Update | 11/30/17                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Select Mid Cap Growth Fund at public offering price during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2017)
--------------------------------------------------------------------------------
                                                Net         Public       Russell
                                                Asset       Offering     Midcap
                                                Value       Price        Growth
Period                                          (NAV)       (POP)        Index
--------------------------------------------------------------------------------
10 Years                                         9.25%       8.61%        9.07%
5 Years                                         15.87       14.50        15.59
1 Year                                          27.90       20.55        25.03
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                                                Gross
--------------------------------------------------------------------------------
                                                1.06%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Select Mid      Russell Midcap
                                  Cap Growth Fund         Growth Index
11/07                             $  9,425                $ 10,000
11/08                             $  5,486                $  5,385
11/09                             $  7,980                $  7,691
11/10                             $  9,650                $  9,716
11/11                             $ 10,208                $ 10,306
11/12                             $ 10,934                $ 11,549
11/13                             $ 14,971                $ 15,465
11/14                             $ 16,962                $ 17,908
11/15                             $ 17,492                $ 18,234
11/16                             $ 17,853                $ 19,062
11/17                             $ 22,834                $ 23,833

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

12 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Performance Update | 11/30/17                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2017)
--------------------------------------------------------------------------------
                                                                         Russell
                                                                         Midcap
                                                If          If           Growth
Period                                          Held        Redeemed     Index
--------------------------------------------------------------------------------
10 Years                                         8.31%       8.31%        9.07%
5 Years                                         14.93       14.93        15.59
1 Year                                          26.89       26.89        25.03
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                                                Gross
--------------------------------------------------------------------------------
                                                1.86%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Select Mid      Russell Midcap
                                  Cap Growth Fund         Growth Index
11/07                             $ 10,000                $ 10,000
11/08                             $  5,763                $  5,385
11/09                             $  8,323                $  7,691
11/10                             $  9,970                $  9,716
11/11                             $ 10,449                $ 10,306
11/12                             $ 11,080                $ 11,549
11/13                             $ 15,043                $ 15,465
11/14                             $ 16,903                $ 17,908
11/15                             $ 17,290                $ 18,234
11/16                             $ 17,508                $ 19,062
11/17                             $ 22,216                $ 23,833

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class C shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class C shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 13

Performance Update | 11/30/17                                     Class K Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2017)
--------------------------------------------------------------------------------
                                                            Net          Russell
                                                            Asset        Midcap
                                                            Value        Growth
Period                                                      (NAV)        Index
--------------------------------------------------------------------------------
10 Years                                                     9.37%        9.07%
5 Years                                                     16.12        15.59
1 Year                                                      28.36        25.03
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                                                Gross
--------------------------------------------------------------------------------
                                                0.68%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                  Pioneer Select Mid      Russell Midcap
                                  Cap Growth Fund         Growth Index
11/07                             $  5,000,000            $  5,000,000
11/08                             $  2,910,450            $  2,692,377
11/09                             $  4,233,416            $  3,845,575
11/10                             $  5,119,195            $  4,858,039
11/11                             $  5,415,473            $  5,152,871
11/12                             $  5,800,329            $  5,774,479
11/13                             $  7,942,344            $  7,732,524
11/14                             $  8,998,369            $  8,954,083
11/15                             $  9,311,252            $  9,116,913
11/16                             $  9,542,058            $  9,530,767
11/17                             $ 12,248,215            $ 11,916,301

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance shown for Class K shares for the period prior to the commencement of operations of Class K shares on December 31, 2014, is the net asset value performance of the Fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class K shares, the performance of Class K shares prior to their inception would have been higher than the performance shown. For the period beginning December 31, 2014, the actual performance of Class K shares is reflected. Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class A shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

14 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Performance Update | 11/30/17                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2017)
--------------------------------------------------------------------------------
                                                            Net          Russell
                                                            Asset        Midcap
                                                            Value        Growth
Period                                                      (NAV)        Index
--------------------------------------------------------------------------------
10 Years                                                     9.07%        9.07%
5 Years                                                     15.47        15.59
1 Year                                                      27.37        25.03
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                                                Gross
--------------------------------------------------------------------------------
                                                1.43%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                                  Pioneer Select Mid      Russell Midcap
                                  Cap Growth Fund         Growth Index
11/07                             $ 10,000                $ 10,000
11/08                             $  5,821                $  5,385
11/09                             $  8,467                $  7,691
11/10                             $ 10,238                $  9,716
11/11                             $ 10,831                $ 10,306
11/12                             $ 11,601                $ 11,549
11/13                             $ 15,857                $ 15,465
11/14                             $ 17,895                $ 17,908
11/15                             $ 18,386                $ 18,234
11/16                             $ 18,699                $ 19,062
11/17                             $ 23,817                $ 23,833

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class R shares. Accordingly, the performance of Class R shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class R shares, but not other differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance shown for Class R shares of the Fund for periods prior to May 15, 2009, is based on the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class A shares, which has been restated to reflect differences in any applicable sales charges and the higher distribution and service fees of Class R shares of the Fund (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 15

Performance Update | 11/30/17                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Select Mid Cap Growth Fund during the periods shown, compared to that of the Russell Midcap Growth Index.

Average Annual Total Returns
(As of November 30, 2017)
--------------------------------------------------------------------------------
                                                            Net          Russell
                                                            Asset        Midcap
                                                            Value        Growth
Period                                                      (NAV)        Index
--------------------------------------------------------------------------------
10 Years                                                     9.63%        9.07%
5 Years                                                     16.20        15.59
1 Year                                                      28.18        25.03
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated April 1, 2017)
--------------------------------------------------------------------------------
                                                Gross
--------------------------------------------------------------------------------
                                                0.82%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                                  Pioneer Select Mid      Russell Midcap
                                  Cap Growth Fund         Growth Index
11/07                             $  5,000,000            $  5,000,000
11/08                             $  2,918,820            $  2,692,377
11/09                             $  4,263,773            $  3,845,575
11/10                             $  5,178,303            $  4,858,039
11/11                             $  5,499,298            $  5,152,871
11/12                             $  5,917,196            $  5,774,479
11/13                             $  8,129,792            $  7,732,524
11/14                             $  9,243,015            $  8,954,083
11/15                             $  9,558,588            $  9,116,913
11/16                             $  9,781,514            $  9,530,767
11/17                             $ 12,538,074            $ 11,916,301

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund ("the predecessor fund") on June 7, 2013 ("the reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

The predecessor fund was established in connection with the reorganization of Regions Morgan Keegan Select Mid Cap Growth Fund into the predecessor fund on May 15, 2009. The performance of Class Y shares of the predecessor fund for periods prior to May 15, 2009, includes the performance of Regions Morgan Keegan Select Mid Cap Growth Fund's Class I shares, which has been restated to reflect differences in any applicable sales charges (but not differences in expenses). This adjustment has the effect of reducing the previously reported performance of Regions Morgan Keegan Select Mid Cap Growth Fund. A different investment adviser served as the adviser of Regions Morgan Keegan Select Mid Cap Growth Fund.

Please refer to the financial highlights for a more current expense ratio.

16 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on actual returns from June 1, 2017, through November 30, 2017.

--------------------------------------------------------------------------------
Share Class                   A           C          K          R          Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 6/1/17
--------------------------------------------------------------------------------
Ending Account            $1,143.90   $1,139.36  $1,146.07  $1,141.41  $1,145.08
Value (after expenses)
on 11/30/17
--------------------------------------------------------------------------------
Expenses Paid             $    5.59   $    9.87  $    3.60  $    7.78  $    4.25
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.04%, 1.84% 0.67%, 1.45% and 0.79% for Class A, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 17

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Select Mid Cap Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from June 1, 2017, through November 30, 2017.

--------------------------------------------------------------------------------
Share Class                   A           C          K          R          Y
--------------------------------------------------------------------------------
Beginning Account         $1,000.00   $1,000.00  $1,000.00  $1,000.00  $1,000.00
Value on 6/1/17
--------------------------------------------------------------------------------
Ending Account            $1,019.85   $1,015.84  $1,021.71  $1,017.80  $1,021.11
Value (after expenses)
on 11/30/17
--------------------------------------------------------------------------------
Expenses Paid             $    5.27   $    9.30  $    3.40  $    7.33  $    4.00
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.04%, 1.84% 0.67%, 1.45% and 0.79% for Class A, Class C, Class K, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

18 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Schedule of Investments | 11/30/17

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                UNAFFILIATED ISSUERS -- 99.3%
                COMMON STOCKS -- 99.3% of Net Assets
                AUTOMOBILES & COMPONENTS -- 1.4%
                Auto Parts & Equipment -- 1.4%
   146,206      Delphi Automotive Plc                                        $   15,303,382
    38,675      Lear Corp.                                                        6,995,921
                                                                             --------------
                Total Automobiles & Components                               $   22,299,303
-------------------------------------------------------------------------------------------
                BANKS -- 0.6%
                Regional Banks -- 0.6%
    40,323(a)   SVB Financial Group                                          $    9,179,128
                                                                             --------------
                Total Banks                                                  $    9,179,128
-------------------------------------------------------------------------------------------
                CAPITAL GOODS -- 13.4%
                Aerospace & Defense -- 1.3%
    50,088      L3 Technologies, Inc.                                        $    9,946,976
   182,252      Textron, Inc.                                                    10,153,259
                                                                             --------------
                                                                             $   20,100,235
-------------------------------------------------------------------------------------------
                Building Products -- 0.7%
   171,816      AO Smith Corp.                                               $   10,896,571
-------------------------------------------------------------------------------------------
                Construction & Engineering -- 1.2%
   103,689(a)   Dycom Industries, Inc.                                       $   11,133,088
    47,056      Valmont Industries, Inc.                                          8,131,277
                                                                             --------------
                                                                             $   19,264,365
-------------------------------------------------------------------------------------------
                Construction Machinery & Heavy Trucks -- 0.6%
    98,236      Oshkosh Corp.                                                $    8,845,169
-------------------------------------------------------------------------------------------
                Electrical Components & Equipment -- 0.4%
    32,710      Acuity Brands, Inc.                                          $    5,607,148
-------------------------------------------------------------------------------------------
                Industrial Conglomerates -- 1.4%
    83,728      Roper Technologies, Inc.                                     $   22,372,959
-------------------------------------------------------------------------------------------
                Industrial Machinery -- 0.5%
    64,888(a)   Middleby Corp.                                               $    8,274,518
-------------------------------------------------------------------------------------------
                Industrial Machinery -- 5.8%
   322,141      Albany International Corp., Class A                          $   20,842,523
   248,156      Fortive Corp.                                                    18,524,845
   462,420(a)   Gardner Denver Holdings, Inc.                                    14,987,032
   103,003      Stanley Black & Decker, Inc.                                     17,472,399
   287,407      Xylem, Inc.                                                      19,928,801
                                                                             --------------
                                                                             $   91,755,600
-------------------------------------------------------------------------------------------
                Trading Companies & Distributors -- 1.5%
   149,609(a)   United Rentals, Inc.                                         $   23,859,643
                                                                             --------------
                Total Capital Goods                                          $  210,976,208
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 19

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                COMMERCIAL SERVICES & SUPPLIES -- 1.9%
                Environmental & Facilities Services -- 1.0%
   227,138      Waste Connections, Inc.                                      $   15,633,909
-------------------------------------------------------------------------------------------
                Research & Consulting Services -- 0.9%
   154,789(a)   Verisk Analytics, Inc., Class A                              $   14,924,755
                                                                             --------------
                Total Commercial Services & Supplies                         $   30,558,664
-------------------------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 1.8%
                Apparel, Accessories & Luxury Goods -- 0.6%
   127,116(a)   Lululemon Athletica, Inc.                                    $    8,511,687
-------------------------------------------------------------------------------------------
                Home Furnishings -- 1.2%
    67,406(a)   Mohawk Industries, Inc.                                      $   19,049,610
                                                                             --------------
                Total Consumer Durables & Apparel                            $   27,561,297
-------------------------------------------------------------------------------------------
                CONSUMER SERVICES -- 8.0%
                Casinos & Gaming -- 1.4%
   637,017      MGM Resorts International                                    $   21,735,020
-------------------------------------------------------------------------------------------
                Hotels, Resorts & Cruise Lines -- 1.6%
   114,653      Hilton Worldwide Holdings, Inc.                              $    8,892,487
   313,850(a)   Norwegian Cruise Line Holdings, Ltd.                             16,998,116
                                                                             --------------
                                                                             $   25,890,603
-------------------------------------------------------------------------------------------
                Leisure Facilities -- 1.7%
   421,279(a)   Planet Fitness, Inc., Class A                                $   13,636,801
   190,090      Six Flags Entertainment Corp.                                    12,435,688
                                                                             --------------
                                                                             $   26,072,489
-------------------------------------------------------------------------------------------
                Restaurants -- 2.5%
   378,903      Brinker International, Inc.                                  $   13,917,107
    30,939(a)   Chipotle Mexican Grill, Inc., Class A                             9,417,522
   299,986(a)   Dave & Buster's Entertainment, Inc.                              15,908,258
                                                                             --------------
                                                                             $   39,242,887
-------------------------------------------------------------------------------------------
                Specialized Consumer Services -- 0.8%
   261,729(a)   ServiceMaster Global Holdings, Inc.                          $   12,793,313
                                                                             --------------
                Total Consumer Services                                      $  125,734,312
-------------------------------------------------------------------------------------------
                DIVERSIFIED FINANCIALS -- 2.7%
                Financial Exchanges & Data -- 0.9%
    48,344      Cboe Global Markets, Inc.                                    $    5,967,100
    40,602      MarketAxess Holdings, Inc.                                        7,928,353
                                                                             --------------
                                                                             $   13,895,453
-------------------------------------------------------------------------------------------
                Investment Banking & Brokerage -- 0.9%
   293,953      TD Ameritrade Holding Corp.                                  $   15,041,575
-------------------------------------------------------------------------------------------
                Specialized Finance -- 0.9%
    85,411      S&P Global, Inc.                                             $   14,133,812
                                                                             --------------
                Total Diversified Financials                                 $   43,070,840
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                ENERGY -- 2.0%
                Oil & Gas Exploration & Production -- 2.0%
   558,849      Cabot Oil & Gas Corp.                                        $   16,178,679
   138,686      Cimarex Energy Co.                                               16,102,831
                                                                             --------------
                Total Energy                                                 $   32,281,510
-------------------------------------------------------------------------------------------
                FINANCIALS -- 3.0%
                Asset Management & Custody Banks -- 1.7%
    57,188      Affiliated Managers Group, Inc.                              $   11,361,540
   435,221      Invesco, Ltd.                                                    15,741,943
                                                                             --------------
                                                                             $   27,103,483
-------------------------------------------------------------------------------------------
                Consumer Finance -- 0.7%
   299,552      Synchrony Financial                                          $   10,750,921
-------------------------------------------------------------------------------------------
                Multi-line Insurance -- 0.6%
   167,915      Hartford Financial Services Group, Inc.                      $    9,645,038
                                                                             --------------
                Total Financials                                             $   47,499,442
-------------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 3.6%
                Distillers & Vinters -- 0.7%
    47,946      Constellation Brands, Inc., Class A                          $   10,432,570
-------------------------------------------------------------------------------------------
                Packaged Foods & Meats -- 2.3%
   164,053(a)   Blue Buffalo Pet Products, Inc.                              $    5,038,068
   362,147(a)   Hain Celestial Group, Inc.                                       14,884,242
 1,015,359(a)   Nomad Foods, Ltd.                                                16,682,348
                                                                             --------------
                                                                             $   36,604,658
-------------------------------------------------------------------------------------------
                Soft Drinks -- 0.6%
   146,155(a)   Monster Beverage Corp.                                       $    9,159,534
                                                                             --------------
                Total Food, Beverage & Tobacco                               $   56,196,762
-------------------------------------------------------------------------------------------
                HEALTH CARE -- 0.4%
                Life Sciences Tools & Services -- 0.4%
    35,353(a)   Waters Corp.                                                 $    6,970,551
                                                                             --------------
                Total Health Care                                            $    6,970,551
-------------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 10.0%
                Health Care Services -- 0.5%
   231,337(a)   Teladoc, Inc.                                                $    8,582,602
-------------------------------------------------------------------------------------------
                Health Care Equipment -- 2.1%
    18,427(a)   ABIOMED, Inc.                                                $    3,590,317
   348,051(a)   Boston Scientific Corp.                                           9,146,780
    69,712(a)   Inogen, Inc.                                                      8,974,723
   109,374(a)   Penumbra, Inc.                                                   11,517,082
                                                                             --------------
                                                                             $   33,228,902
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 21

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                Health Care Supplies -- 3.4%
   155,500(a)   Align Technology, Inc.                                       $   40,566,840
    56,161      Cooper Cos., Inc.                                                13,544,910
                                                                             --------------
                                                                             $   54,111,750
-------------------------------------------------------------------------------------------
                Health Care Technology -- 0.6%
   151,137(a)   Veeva Systems, Inc., Class A                                 $    9,099,959
-------------------------------------------------------------------------------------------
                Managed Health Care -- 3.4%
   249,717(a)   Centene Corp.                                                $   25,493,609
    46,070      Humana, Inc.                                                     12,017,820
    74,265(a)   WellCare Health Plans, Inc.                                      15,817,702
                                                                             --------------
                                                                             $   53,329,131
                                                                             --------------
                Total Health Care Equipment & Services                       $  158,352,344
-------------------------------------------------------------------------------------------
                INFORMATION TECHNOLOGY -- 0.6%
                Semiconductors -- 0.6%
   163,086(a)   First Solar, Inc.                                            $   10,127,641
                                                                             --------------
                Total Information Technology                                 $   10,127,641
-------------------------------------------------------------------------------------------
                INSURANCE -- 1.0%
                Property & Casualty Insurance -- 1.0%
   100,444      Allstate Corp.                                               $   10,311,581
   150,778      FNF Group                                                         6,100,478
                                                                             --------------
                Total Insurance                                              $   16,412,059
-------------------------------------------------------------------------------------------
                MATERIALS -- 5.1%
                Construction Materials -- 1.2%
   148,468      Vulcan Materials Co.                                         $   18,655,004
-------------------------------------------------------------------------------------------
                Fertilizers & Agricultural Chemicals -- 1.1%
   178,934      FMC Corp.                                                    $   16,891,370
-------------------------------------------------------------------------------------------
                Forest Products -- 0.6%
   247,372      Boise Cascade Co.                                            $    9,523,822
-------------------------------------------------------------------------------------------
                Metal & Glass Containers -- 0.6%
   219,344      CCL Industries, Inc., Class B                                $   10,166,339
-------------------------------------------------------------------------------------------
                Paper Packaging -- 1.0%
   132,419      Packaging Corp. of America                                   $   15,704,893
-------------------------------------------------------------------------------------------
                Specialty Chemicals -- 0.6%
    23,321      Sherwin-Williams Co.                                         $    9,314,874
                                                                             --------------
                Total Materials                                              $   80,256,302
-------------------------------------------------------------------------------------------
                MEDIA -- 1.4%
                Movies & Entertainment -- 1.4%
   484,520(a)   Live Nation Entertainment, Inc.                              $   21,987,518
                                                                             --------------
                Total Media                                                  $   21,987,518
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.1%
                Biotechnology -- 7.7%
   130,550(a)   Alnylam Pharmaceuticals, Inc.                                $   17,564,197
    34,677(a)   Avexis, Inc.                                                      3,287,727
   158,287(a)   Esperion Therapeutics, Inc.                                       9,736,233
   393,417(a)   Exact Sciences Corp.                                             23,400,443
   304,835(a)   Foundation Medicine, Inc.                                        16,217,222
    49,527(a)   Incyte Corp.                                                      4,902,678
    94,117(a)   Loxo Oncology, Inc.                                               7,223,480
   214,991(a)   Sage Therapeutics, Inc.                                          19,867,318
    63,692(a)   TESARO, Inc.                                                      5,388,343
    99,663(a)   Vertex Pharmaceuticals, Inc.                                     14,380,374
                                                                             --------------
                                                                             $  121,968,015
-------------------------------------------------------------------------------------------
                Life Sciences Tools & Services -- 0.8%
   124,034(a)   Charles River Laboratories International, Inc.               $   12,924,343
-------------------------------------------------------------------------------------------
                Pharmaceuticals -- 0.6%
    59,420(a)   Jazz Pharmaceuticals Plc                                     $    8,303,351
                                                                             --------------
                Total Pharmaceuticals, Biotechnology & Life Sciences         $  143,195,709
-------------------------------------------------------------------------------------------
                REAL ESTATE -- 1.4%
                Office REIT -- 0.8%
    80,233      Jones Lang LaSalle, Inc.                                     $   12,234,730
-------------------------------------------------------------------------------------------
                Specialized REIT -- 0.6%
    19,618      Equinix, Inc.                                                $    9,112,365
                                                                             --------------
                Total Real Estate                                            $   21,347,095
-------------------------------------------------------------------------------------------
                RETAILING -- 6.8%
                Apparel Retail -- 1.6%
   331,747      Ross Stores, Inc.                                            $   25,222,725
-------------------------------------------------------------------------------------------
                Automotive Retail -- 1.3%
    85,663(a)   O'Reilly Automotive, Inc.                                    $   20,234,457
-------------------------------------------------------------------------------------------
                Distributors -- 0.5%
   210,222(a)   LKQ Corp.                                                    $    8,286,951
-------------------------------------------------------------------------------------------
                General Merchandise Stores -- 1.8%
   204,895(a)   Dollar Tree, Inc.                                            $   21,055,010
   147,733(a)   Ollie's Bargain Outlet Holdings, Inc.                             7,009,931
                                                                             --------------
                                                                             $   28,064,941
-------------------------------------------------------------------------------------------
                Internet Retail -- 1.1%
    91,363      Expedia, Inc.                                                $   11,191,967
   102,211(a)   Wayfair, Inc., Class A                                            7,153,748
                                                                             --------------
                                                                             $   18,345,715
-------------------------------------------------------------------------------------------
                Specialty Stores -- 0.5%
    33,504(a)   Ulta Beauty, Inc.                                            $    7,428,172
                                                                             --------------
                Total Retailing                                              $  107,582,961
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 23

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 6.8%
                Semiconductor Equipment -- 1.4%
   117,608      Lam Research Corp.                                           $   22,619,547
-------------------------------------------------------------------------------------------
                Semiconductors -- 5.4%
   184,579      Analog Devices, Inc.                                         $   15,894,098
    89,358(a)   Cavium, Inc.                                                      7,638,322
   652,063(a)   Micron Technology, Inc.                                          27,640,950
   166,714(a)   Microsemi Corp.                                                   8,810,835
   752,550(a)   ON Semiconductor Corp.                                           15,111,204
    93,930      Skyworks Solutions, Inc.                                          9,838,228
                                                                             --------------
                                                                             $   84,933,637
                                                                             --------------
                Total Semiconductors & Semiconductor Equipment               $  107,553,184
-------------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 13.8%
                Application Software -- 4.1%
    72,066      Blackbaud, Inc.                                              $    7,094,898
    94,475(a)   HubSpot, Inc.                                                     7,647,751
   111,072      Intuit, Inc.                                                     17,462,740
   174,560(a)   Splunk, Inc.                                                     13,980,510
   223,750      SS&C Technologies Holdings, Inc.                                  9,238,638
   256,758(a)   Zendesk, Inc.                                                     8,629,636
                                                                             --------------
                                                                             $   64,054,173
-------------------------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 4.3%
   114,200(a)   Black Knight, Inc.                                           $    5,127,580
   217,406      Fidelity National Information Services, Inc.                     20,507,908
   394,486      Total System Services, Inc.                                      29,333,979
   178,269(a)   Vantiv, Inc., Class A                                            13,370,175
                                                                             --------------
                                                                             $   68,339,642
-------------------------------------------------------------------------------------------
                Home Entertainment Software -- 0.5%
    66,428(a)   Electronic Arts, Inc.                                        $    7,064,618
-------------------------------------------------------------------------------------------
                Internet Software & Services -- 3.0%
    84,941(a)   CoStar Group, Inc.                                           $   25,904,457
   173,069(a)   GrubHub, Inc.                                                    11,692,541
   278,595(a)   Hortonworks, Inc.                                                 5,296,091
    45,679(a)   Shopify, Inc., Class A                                            4,742,394
                                                                             --------------
                                                                             $   47,635,483
-------------------------------------------------------------------------------------------
                IT Consulting & Other Services -- 0.5%
    65,869(a)   Gartner, Inc.                                                $    7,962,903
-------------------------------------------------------------------------------------------
                Systems Software -- 1.4%
   185,088(a)   ServiceNow, Inc.                                             $   22,765,824
                                                                             --------------
                Total Software & Services                                    $  217,822,643
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

-------------------------------------------------------------------------------------------
 Shares                                                                      Value
-------------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 1.9%
                Communications Equipment -- 0.7%
    75,922      Harris Corp.                                                 $   10,970,729
-------------------------------------------------------------------------------------------
                Electronic Equipment & Instruments -- 0.5%
    30,785(a)   Coherent, Inc.                                               $    8,987,989
-------------------------------------------------------------------------------------------
                Technology Distributors -- 0.7%
   151,454      CDW Corp.                                                    $   10,603,294
                                                                             --------------
                Total Technology Hardware & Equipment                        $   30,562,012
-------------------------------------------------------------------------------------------
                TRANSPORTATION -- 2.6%
                Air Freight & Logistics -- 1.4%
   279,578(a)   XPO Logistics, Inc.                                          $   22,095,049
-------------------------------------------------------------------------------------------
                Airlines -- 1.2%
   370,991      American Airlines Group, Inc.                                $   18,731,336
                                                                             --------------
                Total Transportation                                         $   40,826,385
-------------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $1,127,696,308)                                        $1,568,353,870
-------------------------------------------------------------------------------------------
                TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS -- 99.3%
                (Cost $1,127,696,308)                                        $1,568,353,870
-------------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- 0.7%                         $   10,908,065
-------------------------------------------------------------------------------------------
                NET ASSETS -- 100.0%                                         $1,579,261,935
===========================================================================================

REIT     Real Estate Investment Trust.

(a)      Non-income producing security.

Purchases and sales of securities (excluding temporary cash investments) for the year ended November 30, 2017, aggregated $1,152,625,924 and $1,210,252,908, respectively.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain Funds and accounts for which Amundi Pioneer Asset Management, Inc., formerly Pioneer Investment Management, Inc. (the "Adviser"), serves as the Fund's investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the year ended November 30, 2017, the Fund engaged in purchases and sales pursuant to these procedures amounting to $4,070,356 and $--, respectively resulting in a gain (loss) of $--.

         At November 30, 2017, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,132,515,965 was as follows:

         Aggregate gross unrealized appreciation for all investments in
           which there is an excess of value over tax cost                   $ 440,345,197
         Aggregate gross unrealized depreciation for all investments in
           which there is an excess of tax cost over value                      (4,507,292)
                                                                             -------------
         Net unrealized appreciation                                         $ 435,837,905
                                                                             =============

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 25

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of November 30, 2017, in valuing the Fund's investments.

----------------------------------------------------------------------------------
                                  Level 1         Level 2  Level 3  Total
----------------------------------------------------------------------------------
Common Stocks                     $1,568,353,870  $  --    $  --    $1,568,353,870
----------------------------------------------------------------------------------
Total Investments in Securities   $1,568,353,870  $  --    $  --    $1,568,353,870
==================================================================================

During the year ended November 30, 2017, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Statement of Assets and Liabilities | 11/30/17

ASSETS:
  Investments in unaffiliated issuers, at value (cost $1,127,696,308)  $1,568,353,870
  Foreign currencies, at value (cost $6,427)                                    6,226
  Receivables --
     Investment securities sold                                            25,056,041
     Fund shares sold                                                       9,505,090
     Dividends                                                              1,063,275
  Other assets                                                                 64,432
--------------------------------------------------------------------------------------
         Total assets                                                  $1,604,048,934
======================================================================================
LIABILITIES:
  Payables --
     Investment securities purchased                                   $   18,346,024
     Fund shares repurchased                                                1,049,905
     Trustees' fees                                                            10,381
  Due to custodian                                                          4,695,004
  Due to affiliates                                                           216,369
  Accrued expenses                                                            469,316
--------------------------------------------------------------------------------------
         Total liabilities                                             $   24,786,999
======================================================================================
NET ASSETS:
  Paid-in capital                                                      $1,129,453,705
  Accumulated net realized gain on investments                              9,150,869
  Net unrealized appreciation on investments                              440,657,361
--------------------------------------------------------------------------------------
         Net assets                                                    $1,579,261,935
======================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $1,124,242,104/27,138,752 shares)                  $        41.43
  Class C (based on $62,937,112/2,061,552 shares)                      $        30.53
  Class K (based on $24,180,077/576,461 shares)                        $        41.95
  Class R (based on $37,092,287/928,931 shares)                        $        39.93
  Class Y (based on $330,810,355/7,396,647 shares)                     $        44.72
MAXIMUM OFFERING PRICE:
  Class A (based on $41.43 (divided by) 94.25%)                        $        43.96
======================================================================================

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 27

Statement of Operations

For the Year Ended 11/30/17

INVESTMENT INCOME:
  Interest from unaffiliated issuers                      $     36,463
  Dividends from unaffiliated issuers (net of
     foreign taxes withheld $12,139)                        10,103,918
--------------------------------------------------------------------------------------
         Total investment income                                         $ 10,140,381
======================================================================================
EXPENSES:
  Management fees                                         $  8,405,084
  Administrative expense                                       533,507
  Transfer agent fees
     Class A                                                 1,034,940
     Class C                                                    87,955
     Class K                                                       370
     Class R                                                   106,654
     Class Y                                                   316,280
  Distribution fees
     Class A                                                 2,545,167
     Class C                                                   594,422
     Class R                                                   198,040
  Shareholder communications expense                           273,514
  Custodian fees                                                27,600
  Registration fees                                            103,342
  Professional fees                                             74,701
  Printing expense                                              49,429
  Trustees' fees                                                62,906
  Miscellaneous                                                 67,860
--------------------------------------------------------------------------------------
     Total expenses                                                      $ 14,481,771
--------------------------------------------------------------------------------------
        Net investment loss                                              $ (4,341,390)
--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
     Investments in unaffiliated issuers                  $135,769,000
     Class actions                                             140,042
     Other assets and liabilities denominated in
        foreign currencies                                      (4,744)  $135,904,298
--------------------------------------------------------------------------------------
  Change in net unrealized appreciation on:
     Investments in unaffiliated issuers                  $217,638,421
     Other assets and liabilities denominated in
        foreign currencies                                         916   $217,639,337
--------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 $353,543,635
--------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                   $349,202,245
======================================================================================

The accompanying notes are an integral part of these financial statements.

28 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Statements of Changes in Net Assets

---------------------------------------------------------------------------------------------
                                                             Year Ended       Year Ended
                                                             11/30/17         11/30/16*
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                 $   (4,341,390)  $   (1,583,363)
Net realized gain (loss) on investments                         135,904,298        8,955,378
Change in net unrealized appreciation (depreciation)
  on investments                                                217,639,337       17,293,968
---------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations   $  349,202,245   $   24,665,983
---------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
   Class A ($3.49 and $0.59 per share, respectively)         $  (87,832,063)  $  (15,816,379)
   Class C ($3.49 and $0.59 per share, respectively)             (6,458,271)      (1,267,328)
   Class K ($3.49 and $0.59 per share, respectively)             (1,849,419)        (290,241)
   Class R ($3.49 and $0.59 per share, respectively)             (3,022,279)        (639,134)
   Class Y ($3.49 and $0.59 per share, respectively)            (23,448,758)      (3,437,123)
---------------------------------------------------------------------------------------------
      Total distributions to shareowners                     $ (122,610,790)  $  (21,450,205)
---------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares                            $  216,576,398   $  163,618,228
Reinvestment of distributions                                   114,844,091       19,724,872
Cost of shares repurchased                                     (263,007,259)    (226,218,093)
---------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets resulting from
          Fund share transactions                            $   68,413,230   $  (42,874,993)
---------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets                 $  295,004,685   $  (39,659,215)
NET ASSETS:
Beginning of year                                             1,284,257,250    1,323,916,465
---------------------------------------------------------------------------------------------
End of year                                                  $1,579,261,935   $1,284,257,250
---------------------------------------------------------------------------------------------
Distributions in excess of net investment income             $           --   $           --
=============================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 29

-----------------------------------------------------------------------------------------
                                Year Ended   Year Ended       Year Ended   Year Ended
                                11/30/17     11/30/17         11/30/16*    11/30/16*
                                Shares       Amount           Shares       Amount
-----------------------------------------------------------------------------------------
Class A
Shares sold                      1,805,446   $  70,141,545     1,583,167   $  53,914,007
Reinvestment of distributions    2,013,319      83,190,401       426,411      15,069,278
Less shares repurchased         (3,737,736)   (145,423,396)   (3,807,904)   (129,786,261)
-----------------------------------------------------------------------------------------
      Net increase (decrease)       81,029   $   7,908,550    (1,798,326)  $ (60,802,976)
=========================================================================================
Class C
Shares sold                        308,825   $   9,108,739       312,802   $   8,156,077
Reinvestment of distributions      188,697       5,745,821        38,017       1,025,704
Less shares repurchased           (612,441)    (18,060,172)     (742,520)    (19,231,682)
-----------------------------------------------------------------------------------------
      Net decrease                (114,919)  $  (3,205,612)     (391,701)  $ (10,049,901)
=========================================================================================
Class K
Shares sold                        457,472   $  17,514,596       182,001   $   6,407,194
Reinvestment of distributions       44,202       1,849,419         2,860         101,880
Less shares repurchased           (416,409)    (15,395,774)      (34,434)     (1,168,085)
-----------------------------------------------------------------------------------------
      Net increase                  85,265   $   3,968,241       150,427   $   5,340,989
=========================================================================================
Class R
Shares sold                        312,987   $  11,657,980       579,278   $  18,758,164
Reinvestment of distributions       26,615       1,060,063         6,103         209,336
Less shares repurchased           (505,964)    (19,497,070)     (251,486)     (8,288,211)
-----------------------------------------------------------------------------------------
      Net increase (decrease)     (166,362)  $  (6,779,027)      333,895   $  10,679,289
=========================================================================================
Class Y
Shares sold                      2,581,939   $ 108,153,538     2,126,626   $  76,382,786
Reinvestment of distributions      515,543      22,998,387        87,703       3,318,674
Less shares repurchased         (1,562,327)    (64,630,847)   (1,882,286)    (67,743,854)
-----------------------------------------------------------------------------------------
      Net increase               1,535,155   $  66,521,078       332,043   $  11,957,606
=========================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                                             Year            Year          Year            Year          Year
                                                             Ended           Ended         Ended           Ended         Ended
                                                             11/30/17        11/30/16*     11/30/15*       11/30/14*     11/30/13(a)
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                         $    35.13      $  35.00      $    36.92      $    37.55    $  31.75
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $    (0.12)(b)  $  (0.04)(b)  $    (0.15)(b)  $    (0.17)   $  (0.14)
   Net realized and unrealized gain (loss) on investments          9.91          0.76            1.30            5.16       11.11
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $     9.79      $   0.72      $     1.15      $     4.99    $  10.97
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net realized gain                                         $    (3.49)     $  (0.59)     $    (3.07)     $    (5.62)   $  (5.17)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $    (3.49)     $  (0.59)     $    (3.07)     $    (5.62)   $  (5.17)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $     6.30      $   0.13      $    (1.92)     $    (0.63)   $   5.80
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $    41.43      $  35.13      $    35.00      $    36.92    $  37.55
====================================================================================================================================
Total return (c)                                                  27.90%(d)      2.06%           3.13%(e)       13.30%      36.96%
Ratio of net expenses to average net assets                        1.04%         1.06%           1.06%           1.09%       1.12%
Ratio of net investment income (loss) to average net assets       (0.32)%       (0.12)%         (0.40)%         (0.48)%     (0.56)%
Portfolio turnover rate                                              83%           99%             91%            105%        100%
Net assets, end of period (in thousands)                     $1,124,242      $950,638      $1,009,964      $1,016,065    $946,725
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per share data presented above is based on the average shares outstanding for the periods presented.

(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(d) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2017, the total return would have been 27.88%.

(e) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.10%.

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 31

--------------------------------------------------------------------------------------------------------------------------
                                                             Year         Year         Year         Year       Year
                                                             Ended        Ended        Ended        Ended      Ended
                                                             11/30/17     11/30/16*    11/30/15*    11/30/14*  11/30/13(a)
--------------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                         $ 26.82      $ 27.07      $ 29.47      $ 31.23    $ 27.15
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $ (0.33)(b)  $ (0.24)(b)  $ (0.37)(b)  $ (0.34)   $ (0.24)
   Net realized and unrealized gain (loss) on investments       7.53         0.58         1.04         4.20       9.27
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  7.20      $  0.34      $  0.67      $  3.86    $  9.03
--------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                                         $ (3.49)     $ (0.59)     $ (3.07)     $ (5.62)   $ (4.95)
--------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (3.49)     $ (0.59)     $ (3.07)     $ (5.62)   $ (4.95)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  3.71      $ (0.25)     $ (2.40)     $ (1.76)   $  4.08
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 30.53      $ 26.82      $ 27.07      $ 29.47    $ 31.23
==========================================================================================================================
Total return (c)                                               26.89%        1.26%        2.29%(d)    12.37%     35.76%
Ratio of net expenses to average net assets                     1.84%        1.86%        1.87%        1.91%      1.97%
Ratio of net investment income (loss) to average net assets    (1.11)%      (0.92)%      (1.20)%      (1.30)%    (1.43)%
Portfolio turnover rate                                           83%          99%          91%         105%       100%
Net assets, end of period (in thousands)                     $62,937      $58,377      $69,528      $71,942    $66,069
==========================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per share data presented above is based on the average shares outstanding for the periods presented.

(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(d) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 2.25%.

The accompanying notes are an integral part of these financial statements.

32 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

--------------------------------------------------------------------------------------------
                                                Year Ended     Year Ended     12/31/14
                                                11/30/17       11/30/16*      to 11/30/15*
--------------------------------------------------------------------------------------------
Class K
Net asset value, beginning of period            $ 35.41        $ 35.13        $ 37.00
--------------------------------------------------------------------------------------------
Increase (decrease) from investment
  operations:
  Net investment income (loss)                  $  0.01(a)(b)  $  0.09(a)(b)  $  0.01(a)
  Net realized and unrealized gain (loss)
     on investments                               10.02           0.78           1.19
--------------------------------------------------------------------------------------------
Net increase (decrease) from
  investment operations                         $ 10.03        $  0.87        $  1.20
--------------------------------------------------------------------------------------------
Distribution to shareowners:
  Net realized gain                             $ (3.49)       $ (0.59)       $ (3.07)
--------------------------------------------------------------------------------------------
Total distributions                             $ (3.49)       $ (0.59)       $ (3.07)
--------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value      $  6.54        $  0.28        $ (1.87)
--------------------------------------------------------------------------------------------
Net asset value, end of period                  $ 41.95        $ 35.41        $ 35.13
============================================================================================
Total return (c)                                  28.36%(d)       2.48%          3.25%(e)(f)
Ratio of net expenses to average net assets        0.67%          0.68%          0.67%(g)
Ratio of net investment income (loss) to
  average net assets                               0.03%          0.27%          0.03%(g)
Portfolio turnover rate                              83%            99%            91%
Net assets, end of period (in thousands)        $24,180        $17,395        $11,973
============================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per share data presented above is based on the average shares outstanding for the periods presented.

(b) The amount shown for a share outstanding does not correspond with net investment loss in the Statement of Operations for the period due to timing of the sales and repurchase of shares.

(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(d) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2017, the total return would have been 28.34%.

(e)  Not annualized.

(f) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.23%.

(g)  Annualized.

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 33

---------------------------------------------------------------------------------------------------------------------------
                                                             Year         Year         Year         Year       Year
                                                             Ended        Ended        Ended        Ended      Ended
                                                             11/30/17     11/30/16*    11/30/15*    11/30/14*  11/30/13(a)
---------------------------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                         $ 34.10      $ 34.11      $ 36.19      $ 37.05    $ 33.86
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $ (0.27)(b)  $ (0.16)(b)  $ (0.29)(b)  $ (0.23)   $ (0.17)
   Net realized and unrealized gain (loss) on investments       9.59         0.74         1.28         4.99       5.12
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  9.32      $  0.58      $  0.99      $  4.76    $  4.95
---------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                                         $ (3.49)     $ (0.59)     $ (3.07)     $ (5.62)   $ (1.76)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $ (3.49)     $ (0.59)     $ (3.07)     $ (5.62)   $ (1.76)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  5.83      $ (0.01)     $ (2.08)     $ (0.86)   $  3.19
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 39.93      $ 34.10      $ 34.11      $ 36.19    $ 37.05
===========================================================================================================================
Total return (c)                                               27.37%        1.70%        2.75%(d)    12.85%     14.62%(e)
Ratio of net expenses to average net assets                     1.45%        1.43%        1.45%        1.49%      1.52%(f)
Ratio of net investment income (loss) to average net assets    (0.72)%      (0.49)%      (0.77)%      (0.87)%    (1.00)%(f)
Portfolio turnover rate                                           83%          99%          91%         105%       100%
Net assets, end of period (in thousands)                     $37,092      $37,351      $25,973      $14,591    $ 9,746
===========================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a)  Financial reporting for Class R shares commenced on June 7, 2013.

(b) The per share data presented above is based on the average shares outstanding for the periods presented.

(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(d) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 2.72%.

(e)  Not annualized.

(f)  Annualized.

The accompanying notes are an integral part of these financial statements.

34 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

--------------------------------------------------------------------------------------------------------------------------------
                                                             Year          Year            Year          Year        Year
                                                             Ended         Ended           Ended         Ended       Ended
                                                             11/30/17      11/30/16*       11/30/15*     11/30/14*   11/30/13(a)
--------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  37.62      $  37.34        $  39.08      $  39.32    $  32.95
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $  (0.03)(b)  $   0.05(b)(c)  $  (0.04)(b)  $  (0.03)   $  (0.06)
   Net realized and unrealized gain (loss) on investments       10.62          0.82            1.37          5.41       11.63
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  10.59      $   0.87        $   1.33      $   5.38    $  11.57
--------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net realized gain                                         $  (3.49)     $  (0.59)       $  (3.07)     $  (5.62)   $  (5.20)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.49)     $  (0.59)       $  (3.07)     $  (5.62)   $  (5.20)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $   7.10      $   0.28        $  (1.74)     $  (0.24)   $   6.37
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  44.72      $  37.62        $  37.34      $  39.08    $  39.32
================================================================================================================================
Total return (d)                                                28.18%         2.33%(e)        3.42%(f)     13.69%      37.40%
Ratio of net expenses to average net assets                      0.79%         0.82%           0.77%         0.76%       0.76%
Ratio of net investment income (loss) to average net assets     (0.07)%        0.12%          (0.09)%       (0.16)%     (0.18)%
Portfolio turnover rate                                            83%           99%             91%          105%        100%
Net assets, end of period (in thousands)                     $330,810      $220,496        $206,479      $102,721    $118,651
================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The Fund acquired the assets and liabilities of Pioneer Select Mid Cap Growth Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013, have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per share data presented above is based on the average shares outstanding for the periods presented.

(c) The amount shown for a share outstanding does not correspond with net investment loss in the Statement of Operations for the period due to timing of the sales and repurchase of shares.

(d) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.

(e) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2016, the total return would have been 2.31%.

(f) If the Fund had not recognized gains in the settlement of class action lawsuits during the year ended November 30, 2015, the total return would have been 3.39%.

The accompanying notes are an integral part of these financial statements.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 35

Notes to Financial Statements | 11/30/17

1. Organization and Significant Accounting Policies

Pioneer Select Mid Cap Growth Fund (the "Fund") is one of two portfolios comprising Pioneer Series Trust II (the "Trust"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is long-term capital growth.

The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollarweighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.

On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As a result of the transaction, Pioneer Investment Management, Inc., the Fund's investment adviser, became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

In connection with the transaction, the names of the Fund's investment adviser and principal underwriter changed. Effective July 3, 2017, the name of Pioneer Investment Management, Inc. changed to Amundi Pioneer Asset Management, Inc. (the "Adviser") and the name of Pioneer Funds Distributor, Inc. changed to Amundi Pioneer Distributor, Inc. (the "Distributor").

In October 2016, the Securities and Exchange Commission ("SEC") released its Final Rule on Investment Company Reporting Modernization. In addition to introducing two new regulatory reporting forms (Form N-PORT and

36 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Form N-CEN), the Final Rule amends Regulation S-X, which impacts financial statement presentation, particularly related to the presentation of derivative investments. The Fund's financial statements were prepared in compliance with the amendments to Regulation S-X.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange ("NYSE") is open, as of the close of regular trading on the NYSE.

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser, pursuant to procedures adopted by the Fund's Board of Trustees. The Adviser's fair

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 37 valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At November 30, 2017, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.

     Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.

     Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment in kind) income upon receipt and is included in interest and dividend income, respectively.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to

38 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 its shareowners. Therefore, no provision for federal income taxes is required. As of November 30, 2017, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three years are subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences. At November 30, 2017, the Fund reclassified $4,341,390 to decrease distributions in excess of net investment income and $4,341,390 to decrease accumulated net realized gain on investments to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.

     The Fund has elected to defer $851,558 of capital losses recognized between November 1, 2017 through November 30, 2017 to its fiscal year ending November 30, 2018.

     The tax character of distributions paid during the years ended November 30, 2017 and November 30, 2016, were as follows:

     ---------------------------------------------------------------------------
                                                        2017                2016
     ---------------------------------------------------------------------------
     Distributions paid from:
     Short-term capital gain                    $ 12,348,127        $         --
     Long-term capital gain                      110,262,663          21,450,205
     ---------------------------------------------------------------------------
       Total                                    $122,610,790        $ 21,450,205
     ===========================================================================

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2017:

     ---------------------------------------------------------------------------
                                                                           2017
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed long-term gain                                  $ 14,822,084
     Current year late year loss deferral                              (851,558)
     Net unrealized appreciation                                    435,837,704
     ---------------------------------------------------------------------------
       Total                                                       $449,808,230
     ===========================================================================

The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on partnerships and other holdings.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 39

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $48,898 in underwriting commissions on the sale of Class A shares during the year ended November 30, 2017.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political or regulatory developments or other risks affecting these industries or sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

40 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

2. Management Agreement

The Adviser manages the Fund's portfolio. Management fees are calculated daily at an annual rate equal to 0.625% of the Fund's average daily net assets up to $500 million, 0.60% of the next $500 million and 0.575% on assets over $1 billion. For the year ended November 30, 2017, the effective management fee was equivalent to 0.60% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $155,636 in management fees, administrative costs and certain other reimbursements due to the Adviser at November 30, 2017.

3. Transfer Agent

Boston Financial Data Services, Inc,. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown in the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For year ended November 30, 2017, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareowner Communications:
--------------------------------------------------------------------------------
Class A                                                                 $246,173
Class C                                                                   14,729
Class K                                                                      244
Class R                                                                    3,928
Class Y                                                                    8,440
--------------------------------------------------------------------------------
 Total                                                                  $273,514
================================================================================

4. Distribution Plan

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75%

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 41 distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected in the Statement of Assets and Liabilities is $60,733 in distribution fees payable to the Distributor, at November 30, 2017.

The Fund also has adopted a separate service plan for Class R shares ("Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class K, Class R and Class Y shares) may be subject to a contingent deferred sales charge ("CDSC"). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R and Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended November 30, 2017, CDSCs in the amount of $11,866 were paid to the Distributor.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the "Funds"), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in which the Fund participated until February 9, 2016 was in the amount of $240 million. The credit facility in which the fund participated until February 7, 2017 was in the amount of $220 million. Effective February 8, 2017, the Fund participates in a facility that is in the amount of $195 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate ("LIBOR") plus 0.85% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2%

42 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended November 30, 2017, the Fund had no borrowings under the credit facility.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust II and the Shareholders of Pioneer Select Mid Cap Growth Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Select Mid Cap Growth Fund (the "Fund") (the sole fund constituting Pioneer Series Trust II), as of November 30, 2017, and the related statements of operations, changes in net assets and the financial highlights for the year then ended and the financial highlights for the year ended November 30, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2016 and the financial highlights for periods ended November 30, 2014, November 30, 2015 and November 30, 2016 were audited by another independent registered public accounting firm whose report, dated January 25, 2017, expressed an unqualified opinion on the statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Select Mid Cap Growth Fund at November 30, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended and the financial highlights for the year ended November 30, 2013, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
January 25, 2018

44 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

ADDITIONAL INFORMATION (unaudited)

Change in Independent Registered Public Accounting Firm

Prior to July 3, 2017 Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, was an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On that date, UniCredit completed the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). As a result of the Transaction, the Adviser became an indirect, wholly owned subsidiary of Amundi. Amundi is controlled by Credit Agricole S.A. Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide.

Deloitte & Touche LLP ("D&T"), the Fund's previous independent registered public accounting firm, informed the Audit Committee and the Board that it would no longer be independent with respect to the Fund upon the completion of the Transaction as a result of certain services being provided to Amundi and Credit Agricole, and, accordingly, that it intended to resign as the Fund's independent registered public accounting firm upon the completion of the Transaction. D&T's resignation was effective on July 3, 2017, when the Transaction was completed.

During the period as to which D&T has served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, D&T's reports on the Fund's financial statements have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Effective immediately following the completion of the Transaction on July 3, 2017, the Board, acting upon the recommendation of the Audit Committee, engaged a new independent registered public accounting firm, Ernst & Young LLP ("EY"), for the Fund's fiscal year ended November 30, 2017.

Prior to its engagement, EY had advised the Fund's Audit Committee that EY had identified the following matters, in each case relating to services rendered by other member firms of Ernst & Young Global Limited, all of which are located outside the United States, to UniCredit and certain of its subsidiaries during the year commencing July 1, 2016, that it determined to be inconsistent with the auditor independence rules set forth by the Securities

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 45 and Exchange Commission ("SEC"): (a) project management support services to UniCredit in the Czech Republic, Germany, Italy, Serbia and Slovenia in relation to twenty-two projects, that were determined to be inconsistent with Rule 2-01(c)(4)(vi) of Regulation S-X (management functions); (b) two engagements for UniCredit in Italy where fees were contingent/success based and that were determined to be inconsistent with Rule 2-01(c)(5) of Regulation S-X (contingent fees); (c) four engagements where legal and expert services were provided to UniCredit in the Czech Republic and Germany, and twenty engagements where the legal advisory services were provided to UniCredit in Austria, Czech Republic, Italy and Poland, that were determined to be inconsistent with Rule 2-01(c)(4)(ix) and (x) of Regulation S-X (legal and expert services); and (d) two engagements for UniCredit in Italy involving assistance in the sale of certain assets, that were determined to be inconsistent with Rule 2-01(c)(4)(viii) of Regulation S-X (broker-dealer, investment adviser or investment banking services). None of the foregoing services involved the Fund, any of the other funds in the Pioneer Family of Funds or any other Pioneer entity sold by UniCredit in the Transaction.

EY advised the Audit Committee that it had considered the matters described above and had concluded that such matters would not impair EY's ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund under the SEC and Public Company Accounting Oversight Board independence rules, and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. Management and the Audit Committee considered these matters and discussed the matters with EY and, based upon EY's description of the matters and statements made by EY, Management and the Audit Committee believe that EY will be capable of exercising objective and impartial judgment in connection with the audits of the financial statements of the Fund, and Management further believes that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

46 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Results of Shareholder Meeting

At a special meeting held on June 13, 2017, shareholders of the Fund were asked to consider the proposals described below. A report of the total votes cast by the Fund's shareholders (or, with respect to Proposal 2, by shareholders of Pioneer Series Trust II, as noted below) follows:

-------------------------------------------------------------------------------------------
                             For              Against       Abstain        Broker Non-Votes
-------------------------------------------------------------------------------------------
Proposal 1 - To approve a    14,872,323.289   670,494.540   830,449.310    4,382,682.801
New Management
Agreement with
the Adviser

-------------------------------------------------------------------------------------------
                                                         For                  Withhold
-------------------------------------------------------------------------------------------
Proposal 2 - To elect Trustees*
-------------------------------------------------------------------------------------------
David R. Bock                                            78,150,654.016       2,800,329.679
-------------------------------------------------------------------------------------------
Benjamin M. Friedman                                     78,009,077.459       2,941,906.236
-------------------------------------------------------------------------------------------
Margaret B.W. Graham                                     78,326,610.647       2,624,373.048
-------------------------------------------------------------------------------------------
Lisa M. Jones                                            78,214,595.278       2,736,388.417
-------------------------------------------------------------------------------------------
Lorraine H. Monchak                                      78,301,056.443       2,649,927.252
-------------------------------------------------------------------------------------------
Thomas J. Perna                                          78,305,534.118       2,645,449.577
-------------------------------------------------------------------------------------------
Marguerite A. Piret                                      78,280,156.783       2,670,826.912
-------------------------------------------------------------------------------------------
Fred J. Ricciardi                                        78,280,173.408       2,670,810.287
-------------------------------------------------------------------------------------------
Kenneth J. Taubes                                        78,354,231.995       2,596,751.700
-------------------------------------------------------------------------------------------

*    Proposal 2 was voted on and approved by all series of Pioneer Series Trust
     II. Results reported above reflect the combined votes of all series of the Trust.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 47

Trustees, Officers and Service Providers

Investment Adviser
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
DST Asset Manager Solutions, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations and other directorships they have held during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a Trustee of each of the 44 U.S. registered investment portfolios for which Amundi Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.

48 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Independent Trustees

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                Other Directorships
Position Held With the Fund    Length of Service          Principal Occupation                   Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (67)           Trustee since 2006.        Private investor (2004 - 2008 and      Director, Broadridge Financial
Chairman of the Board          Serves until a successor   2013 - present); Chairman (2008 -      Solutions, Inc. (investor
and Trustee                    trustee is elected or      2013) and Chief Executive Officer      communications and securities
                               earlier retirement or      (2008 - 2012), Quadriserv, Inc.        processing provider for
                               removal.                   (technology products for securities    financial services industry)
                                                          lending industry); and Senior          (2009 - present); Director,
                                                          Executive Vice President, The Bank     Quadriserv, Inc. (2005 - 2013);
                                                          of New York (financial and             and Commissioner, New Jersey
                                                          securities services) (1986 - 2004)     State Civil Service Commission
                                                                                                 (2011 - 2015)
---------------------------------------------------------------------------------------------------------------------------------
David R. Bock (73)             Trustee since 2005.        Managing Partner, Federal City         Director of New York Mortgage
Trustee                        Serves until a successor   Capital Advisors (corporate advisory   Trust (publicly-traded mortgage
                               trustee is elected or      services company) (1997 - 2004 and     REIT) (2004 - 2009, 2012 -
                               earlier retirement or      2008 - present); Interim Chief         present); Director of The Swiss
                               removal.                   Executive Officer, Oxford Analytica,   Helvetia Fund, Inc. (closed-end
                                                          Inc. (privately held research and      fund) (2010 - present);
                                                          consulting company) (2010);            Director of Oxford Analytica,
                                                          Executive Vice President and Chief     Inc. (2008 - present); and
                                                          Financial Officer, I-trax, Inc.        Director of Enterprise
                                                          (publicly traded health care           Community Investment, Inc.
                                                          services company) (2004 - 2007); and   (privately-held affordable
                                                          Executive Vice President and Chief     housing finance company)
                                                          Financial Officer, Pedestal Inc.       (1985 - 2010)
                                                          (internet-based mortgage trading
                                                          company) (2000 - 2002); Private
                                                          Consultant (1995 - 1997); Managing
                                                          Director, Lehman Brothers (1992 -
                                                          1995); Executive, The World Bank
                                                          (1979 - 1992)
---------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (73)      Trustee since 2008.        William Joseph Maier Professor of      Trustee, Mellon Institutional
Trustee                        Serves until a successor   Political Economy, Harvard             Funds Investment Trust and
                               trustee is elected or      University (1972 - present)            Mellon Institutional Funds
                               earlier retirement or                                             Master Portfolio (oversaw 17
                               removal.                                                          portfolios in fund complex)
                                                                                                 (1989 - 2008)
---------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (70)      Trustee since 2004.        Founding Director, Vice-President      None
Trustee                        Serves until a successor   and Corporate Secretary, The
                               trustee is elected or      Winthrop Group, Inc. (consulting
                               earlier retirement or      firm) (1982 - present); Desautels
                               removal.                   Faculty of Management, McGill
                                                          University (1999 - present); and
                                                          Manager of Research Operations and
                                                          Organizational Learning, Xerox PARC,
                                                          Xerox's advance research center
                                                          (1990-1994)
---------------------------------------------------------------------------------------------------------------------------------

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 49

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                Other Directorships
Position Held With the Fund    Length of Service          Principal Occupation                   Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Lorraine H. Monchak (61)       Trustee since 2017.        Chief Investment Officer, 1199 SEIU    None
Trustee                        (Advisory Trustee from     Funds (healthcare workers union
                               2014 - 2017) Serves        pension funds) (2001 - present);
                               until a successor          Vice President - International
                               trustee is elected or      Investments Group, American
                               earlier retirement or      International Group, Inc. (insurance
                               removal.                   company) (1993 - 2001); Vice
                                                          President, Corporate Finance and
                                                          Treasury Group, Citibank, N.A. (1980
                                                          - 1986 and 1990 - 1993); Vice
                                                          President - Asset/Liability
                                                          Management Group, Federal Farm
                                                          Funding Corporation
                                                          (government-sponsored issuer of debt
                                                          securities) (1988 - 1990); Mortgage
                                                          Strategies Group, Shearson Lehman
                                                          Hutton, Inc. (investment bank) (1987
                                                          - 1988); Mortgage Strategies Group,
                                                          Drexel Burnham Lambert, Ltd.
                                                          (investment bank) (1986 - 1987)
---------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (69)       Trustee since 2004.        President and Chief Executive          Director of New America High
Trustee                        Serves until a successor   Officer, Newbury Piret Company         Income Fund, Inc. (closed-end
                               trustee is elected or      (investment banking firm)              investment company) (2004 -
                               earlier retirement or      (1981 - present)                       present); and Member, Board of
                               removal.                                                          Governors, Investment Company
                                                                                                 Institute (2000 - 2006)
---------------------------------------------------------------------------------------------------------------------------------
Fred J. Ricciardi (70)         Trustee since 2014.        Consultant (investment company         None
Trustee                        Serves until a successor   services) (2012 - present);
                               trustee is elected or      Executive Vice President, BNY Mellon
                               earlier retirement or      (financial and investment company
                               removal.                   services) (1969 - 2012); Director,
                                                          BNY International Financing Corp.
                                                          (financial services) (2002 - 2012);
                                                          Director, Mellon Overseas Investment
                                                          Corp. (financial services)
                                                          (2009 - 2012)
---------------------------------------------------------------------------------------------------------------------------------

50 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

Interested Trustees

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                Other Directorships
Position Held With the Fund    Length of Service          Principal Occupation                   Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Lisa M. Jones (55)*            Trustee since 2017.        Chair, Director, CEO and President     None
Trustee, President and         Serves until a successor   of Amundi Pioneer Asset Management
Chief Executive Officer        trustee is elected or      USA, Inc. (since September 2014);
                               earlier retirement or      Chair, Director and CEO of Amundi
                               removal                    Pioneer Asset Management, Inc.
                                                          (since September 2014); Chair,
                                                          Director and CEO of Amundi Pioneer
                                                          Distributor, Inc. (since September
                                                          2014); Chair, Director, CEO and
                                                          President of Amundi Pioneer
                                                          Institutional Asset Management, Inc.
                                                          (since September 2014); Managing
                                                          Director, Morgan Stanley Investment
                                                          Management (2010 - 2013); Director
                                                          of Institutional Business, CEO of
                                                          International, Eaton Vance
                                                          Management (2005 - 2010)
---------------------------------------------------------------------------------------------------------------------------------
Kenneth J. Taubes (59)*        Trustee since 2014.        Director and Executive Vice            None
Trustee                        Serves until a successor   President (since 2008) and Chief
                               trustee is elected or      Investment Officer, U.S. (since
                               earlier retirement or      2010) of Amundi Pioneer Asset
                               removal                    Management USA, Inc.; Executive Vice
                                                          President and Chief Investment
                                                          Officer, U.S. of Amundi Pioneer
                                                          (since 2008); Executive Vice
                                                          President of Amundi Pioneer
                                                          Institutional Asset Management, Inc.
                                                          (since 2009); Portfolio Manager of
                                                          Amundi Pioneer (since 1999)
---------------------------------------------------------------------------------------------------------------------------------

* Ms. Jones and Mr. Taubes are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 51

Fund Officers

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                Other Directorships
Position Held With the Fund    Length of Service          Principal Occupation                   Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (52)     Since 2004. Serves at      Vice President and Associate General   None
Secretary and                  the discretion of the      Counsel of Amundi Pioneer since
Chief Legal Officer            Board                      January 2008; Secretary and Chief
                                                          Legal Officer of all of the Pioneer
                                                          Funds since June 2010; Assistant
                                                          Secretary of all of the Pioneer
                                                          Funds from September 2003 to May
                                                          2010; Vice President and Senior
                                                          Counsel of Amundi Pioneer from July
                                                          2002 to December 2007
---------------------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (56)         Since 2010. Serves at      Fund Governance Director of Amundi     None
Assistant Secretary            the discretion of the      Pioneer since December 2006 and
                               Board                      Assistant Secretary of all the
                                                          Pioneer Funds since June 2010;
                                                          Manager - Fund Governance of Amundi
                                                          Pioneer from December 2003 to
                                                          November 2006; and Senior Paralegal
                                                          of Amundi Pioneer from January 2000
                                                          to November 2003
---------------------------------------------------------------------------------------------------------------------------------
Thomas Reyes (55)              Since 2010. Serves at      Senior Counsel of Amundi Pioneer       None
Assistant Secretary            the discretion of the      since May 2013 and Assistant
                               Board                      Secretary of all the Pioneer Funds
                                                          since June 2010; Counsel of Amundi
                                                          Pioneer from June 2007 to May 2013
---------------------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (58)           Since 2008. Serves at      Vice President - Fund Treasury of      None
Treasurer and                  the discretion of the      Amundi Pioneer; Treasurer of all of
Chief Financial and            Board                      the Pioneer Funds since March 2008;
Accounting Officer                                        Deputy Treasurer of Amundi Pioneer
                                                          from March 2004 to February 2008;
                                                          and Assistant Treasurer of all of
                                                          the Pioneer Funds from March 2004 to
                                                          February 2008
---------------------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (52)          Since 2004. Serves at      Director - Fund Treasury of Amundi     None
Assistant Treasurer            the discretion of the      Pioneer; and Assistant Treasurer of
                               Board                      all of the Pioneer Funds
---------------------------------------------------------------------------------------------------------------------------------
Gary Sullivan (59)             Since 2004. Serves at      Fund Accounting Manager - Fund         None
Assistant Treasurer            the discretion of the      Treasury of Amundi Pioneer; and
                               Board                      Assistant Treasurer of all of the
                                                          Pioneer Funds
---------------------------------------------------------------------------------------------------------------------------------
David F. Johnson (38)          Since 2009. Serves at      Fund Administration Manager - Fund     None
Assistant Treasurer            the discretion of the      Treasury of Amundi Pioneer since
                               Board                      November 2008; Assistant Treasurer
                                                          of all of the Pioneer Funds since
                                                          January 2009; Client Service Manager
                                                          - Institutional Investor Services at
                                                          State Street Bank from March 2003 to
                                                          March 2007
---------------------------------------------------------------------------------------------------------------------------------

52 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

---------------------------------------------------------------------------------------------------------------------------------
Name, Age and                  Term of Office and                                                Other Directorships
Position Held With the Fund    Length of Service          Principal Occupation                   Held by Trustee
---------------------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (65)           Since 2010. Serves at      Chief Compliance Officer of Amundi     None
Chief Compliance Officer       the discretion of the      Pioneer and of all the Pioneer Funds
                               Board                      since March 2010; Chief Compliance
                                                          Officer of Amundi Pioneer
                                                          Institutional Asset Management, Inc.
                                                          since January 2012; Chief Compliance
                                                          Officer of Vanderbilt Capital
                                                          Advisors, LLC since July 2012:
                                                          Director of Adviser and Portfolio
                                                          Compliance at Amundi Pioneer since
                                                          October 2005; Senior Compliance
                                                          Officer for Columbia Management
                                                          Advisers, Inc. from October 2003 to
                                                          October 2005
---------------------------------------------------------------------------------------------------------------------------------
Kelly O'Donnell (46)           Since 2006. Serves at      Director - Transfer Agency             None
Anti-Money                     the discretion of the      Compliance of Amundi Pioneer and
Laundering Officer             Board                      Anti-Money Laundering Officer of all
                                                          the Pioneer Funds since 2006
---------------------------------------------------------------------------------------------------------------------------------

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 53

                          This page is for your notes.

54 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

                          This page is for your notes.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 55

                          This page is for your notes.

56 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

                          This page is for your notes.

                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 57

                          This page is for your notes.

58 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17
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                Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17 59
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                          This page is for your notes.

60 Pioneer Select Mid Cap Growth Fund | Annual Report | 11/30/17

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Amundi Pioneer
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]  Amundi Pioneer
        ==============
      ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2018 Amundi Pioneer Asset Management 23474-08-0118

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The audit fees for the Trust were $23,000 payable to Ernst & Young LLP for the year ended
November 30, 2017 and $24,115 payable to Deloitte & Touche LLP for the year ended November 30, 2016.


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no audit-related services in 2017 or 2016.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The tax fees for the Trust were $8,028
payable to Ernst & Young LLP for the year ended
November 30, 2017 and $7,128 payable to Deloitte & Touche LLP for the year ended November 30, 2016.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2017 or 2016.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended November 30 2017 and 2016, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.



(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Trust were $8,028 payable to Ernst & Young LLP for the year ended
November 30, 2017 and $7,128 payable to Deloitte & Touche LLP for the year ended November 30, 2016.

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A


ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date January 26, 2018


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer


Date January 26, 2018


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date January 26, 2018

* Print the name and title of each signing officer under his or her signature.